SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Schedule of external customer revenues by geographic area (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 15,700	$ 14,188
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	1,011
European countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,409	4,045
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,756	3,415
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,518	5,703
APAC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 17	$ 14